Fair Value of Assets Measured on Nonrecurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	$ 4,500
Impaired Loans
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	4,830	3,589
Other Real Estate Owned
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	4,470	6,782
Quoted Prices in Active Markets for Identical Assets (Level 1) | Impaired Loans
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Other Real Estate Owned
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	0	0
Significant Other Observable Inputs (Level 2) | Impaired Loans
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	4,830	3,589
Significant Other Observable Inputs (Level 2) | Other Real Estate Owned
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	4,470	6,782
Significant Unobservable Inputs (Level 3) | Impaired Loans
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	0	0
Significant Unobservable Inputs (Level 3) | Other Real Estate Owned
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	$ 0	$ 0